Pension and other post-retirement benefits - Defined benefit plans (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actuarial loss (gain) arising from:
Administration	$ 163,095	$ 206,652
Pension plans [member]
Disclosure of benefit plans [line items]
Current service cost	(1,544)	(1,634)
Interest income or cost	1,490	1,439
Return on assets excluding interest income	2	127
Actuarial loss (gain) arising from:
Defined benefit liability	(47,911)	(46,278)
Pension plans [member] | Plan assets [member]
Disclosure of benefit plans [line items]
Fair value of plan assets, beginning of year	8,652	10,632
Interest income or cost	320	403
Return on assets excluding interest income	(2)	(127)
Actuarial loss (gain) arising from:
Benefits paid	(907)	(2,254)
Administration	(2)	(2)
Fair value of plan assets, end of year	8,061	8,652
Pension plans [member] | Defined benefit obligations [member]
Disclosure of benefit plans [line items]
Defined benefit obligation, beginning of year	54,930	52,996
Current service cost	1,544	1,634
Interest income or cost	1,810	1,842
Actuarial loss (gain) arising from:
- financial assumptions	3,840	677
- experience adjustment	2,403	1,605
Benefits paid	(9,095)	(2,970)
Foreign exchange	540	(854)
Defined benefit obligation, end of year	55,972	54,930
Other Benefit Plans [Member]
Disclosure of benefit plans [line items]
Current service cost	(1,227)	(1,153)
Interest income or cost	945	900
Return on assets excluding interest income	0	0
Actuarial loss (gain) arising from:
Defined benefit liability	(26,893)	(23,421)
Other Benefit Plans [Member] | Defined benefit obligations [member]
Disclosure of benefit plans [line items]
Defined benefit obligation, beginning of year	23,421	21,771
Current service cost	1,227	1,153
Interest income or cost	945	900
Actuarial loss (gain) arising from:
- financial assumptions	2,076	373
- experience adjustment	50	161
Benefits paid	(826)	(937)
Foreign exchange	0	0
Defined benefit obligation, end of year	$ 26,893	$ 23,421